UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:    1001 Tahoe Blvd.
            Incline Village, NV 89451
13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	      Chief Operating Officer
Phone:	      (847) 239-7100
Signature, Place, and Date of Signing:

Steven M. Kleiman	Northbrook, Illinois	May 10, 2010

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  161

Form 13F Information Table Value Total: $3,764,118

List of Other Included Managers:  None


                                                     VALUE   SHARES OR SH/ Put/  INVSTMT   OTHER  Voting Authority
NAME OF ISSUER          TITLE OF CLASS    CUSIP      (1000s) PRN AMT   PRN CALL  DISCRTN   Mgrs  a) Sole  b) Shared c) None
Dune Energy, Inc	COM PAR $0.001	265338509	 181 		 817,461 	Sole		817,461
Babcock & Brown Air Ltd	SPONSORED ADR	05614P101	 833 		 80,600 	Sole		80,600
Wells Fargo & Company 	PERP PFD CNV A	949746804	 15,990 	 16,400 	Sole		16,400
Simon Property   	PFD CONV I 6%	828806802	 11,033 	 155,160 	Sole		155,160
Raytheon Company	*W EXP 06/16/201 755111119	 1,039 		 52,500 	Sole		52,500
Mirant (Series B)	*W EXP 01/03/201 60467R126	 8 		 65,200 	Sole		65,200
Mirant (Series A)	*W EXP 01/03/201 60467R118	 26 		 259,900 	Sole		259,900
JP Morgan Chase & Co.	*W EXP 10/28/201 46634E114	 6,612 		 430,200 	Sole		430,200
Ford Trust              PFD TR CV6.5%	345395206	 29,219 	 629,729 	Sole		629,729
Fifth Third Bancorp 	CNV PFD DEP1/250 316773209	 89,095 	 627,427 	Sole		627,427
FiberTower Corp	        COM             31567R209	 24,652 	 5,301,448 	Sole		5,301,448
Emmis Communications 	PFD CV SER A	291525202	 1,815 		 117,098 	Sole		117,098
Durect Corporation	DURECT CORP COM	266605104	 11,141 	 3,701,254 	Sole		3,701,254
Bank of America 	7.25%CNV PFD L	060505682	 444 		 455 		Sole		455
Aspen Insurance Hold	PFD PRP INC EQ	G05384113	 21,219 	 384,410 	Sole		384,410
AMR Corporation	        NOTE 6.250%10/1	001765BC9	 17,247 	 14,900,000 	Sole
ASM International	NOTE 4.250%12/0	00207DAG7	 857 		 642,000 	Sole
Advanced Micro Devices	NOTE 6.000% 5/0	007903AL1	 1,785 		 1,850,000 	Sole
Affiliated Managers Gr	NOTE 5/0	008252AC2	 1,955 		 1,414,000 	Sole
Affiliated Managers Gr	NOTE 3.950% 8/1	008252AL2	 53,138 	 53,540,000 	Sole
Alcoa Inc	        NOTE 5.250% 3/1	013817AT8	 1,614 		 700,000 	Sole
Allegheny Technologies	NOTE 4.250% 6/0	01741RAD4	 53,187 	 36,150,000 	Sole
Allergan, Inc	        NOTE 1.500% 4/0	018490AL6	 46,725 	 40,586,000 	Sole
Alliance Data Systems	NOTE 1.750% 8/0	018581AD0	 76,344 	 74,755,000 	Sole
Alliant Techsystems	NOTE 2.750% 9/1	018804AN4	 953 		 931,000 	Sole
Johnson & Johnson	SDCV 7/2	02261WAB5	 135,378 	 143,060,000 	Sole
American Equity Inves	NOTE 5.250%12/0	025676AE7	 6,766 		 6,658,000 	Sole
American Medical Syst	NOTE 4.000% 9/1	02744MAB4	 1,313 		 1,122,000 	Sole
Icahn Enterprises LP	FRNT 8/1	029169AA7	 11,063 	 12,500,000 	Sole
Amgen Inc	        NOTE 3/0	031162AL4	 2,985 		 3,927,000 	Sole
Amgen Inc	        NOTE 0.375% 2/0	031162AQ3	 36,824 	 36,280,000 	Sole
Amylin Pharmaceuticals	NOTE 3.000% 6/1	032346AF5	 1,727 		 1,930,000 	Sole
Annaly Mortgage Mgt Inc	NOTE 4.000% 2/1	035710AA0	 2,019 		 2,000,000 	Sole
Thermo Fisher Scient	DBCV 12/1	03760AAK7	 200 		 115,000 	Sole
Arcelormittal	        NOTE 5.000% 5/1	03938LAK0	 14,337 	 8,990,000 	Sole
Archer-Daniels-Midland 	NOTE 0.875% 2/1	039483AW2	 53,004 	 53,405,000 	Sole
Beazer Homes USA	NOTE 4.625% 6/1	07556QAL9	 2,842 		 2,922,000 	Sole
Beckman Coulter, Inc	NOTE 2.500%12/1	075811AD1	 96,440 	 86,007,000 	Sole
Best Buy Co.	        SDCV 2.250% 1/1	086516AF8	 144,948 	 129,853,000 	Sole
BlackRock, Inc	        DBCV 2.625% 2/1	09247XAB7	 2,201 		 1,000,000 	Sole
Borgwarner Inc	        NOTE 3.500% 4/1	099724AF3	 8,327 		 6,360,000 	Sole
CapitalSource Inc	SDCV 4.000% 7/1	14055XAE2	 6,031 		 6,250,000 	Sole
CapitalSource Inc	NOTE 7.250% 7/1	14055XAG7	 48,369 	 49,673,000 	Sole
Carnival Corporation	DBCV 2.000% 4/1	143658AN2	 154,880 	 144,289,000 	Sole
Cell Therapeutic, Inc	NOTE 4.000% 7/0	150934AF4	 26,328 	 28,463,000 	Sole
Central European Dist	NOTE 3.000% 3/1	153435AA0	 5,003 		 5,590,000 	Sole
Cephalon Inc	        NOTE 2.000% 6/0	156708AP4	 1,500 		 1,000,000 	Sole
Cephalon Inc	        NOTE 2.500% 5/0	156708AR0	 57,615 	 49,775,000 	Sole
Charles River Labs	NOTE 2.250% 6/1	159864AB3	 1,827 		 1,780,000 	Sole
Chemed Corporation	NOTE 1.875% 5/1	16359RAC7	 24,111 	 26,387,000 	Sole
Chesapeake Energy Corp	NOTE 2.500% 5/1	165167CA3	 38,645 	 47,345,000 	Sole
Chesapeake Energy Corp	NOTE 2.250%12/1	165167CB1	 19,622 	 26,925,000 	Sole
China Medical Techn	NOTE 4.000% 8/1	169483AC8	 13,037 	 20,900,000 	Sole
Coeur D' Alene Mines 	NOTE 3.250% 3/1	192108AR9	 2,453 		 2,560,000 	Sole
Commscope, Inc	        NOTE 3.250% 7/0	203372AG2	 1,463 		 1,200,000 	Sole
Danaher Corporation	NOTE 1/2	235851AF9	 71,785 	 61,845,000 	Sole
Dixie Group, Inc	SDCV 7.000% 5/1	255519AA8	 167 		 191,000 	Sole
Dominion Resources Inc	NOTE 2.125%12/1	25746UAT6	 111,359 	 94,976,000 	Sole
EMC Corp A	        NOTE 1.750%12/0	268648AK8	 104,310 	 85,990,000 	Sole
EMC Corp B	        NOTE 1.750%12/0	268648AM4	 58,022 	 46,371,000 	Sole
Empire Resorts, Inc	NOTE 8.000% 7/3	292052AB3	 3,038 		 4,500,000 	Sole
Endeavor Intl Corp	NOTE 6.000% 1/1	29257MAB6	 23,047 	 24,983,000 	Sole
Energy Conversion Dev	NOTE 3.000% 6/1	292659AA7	 11,840 	 18,500,000 	Sole
EnPro Industries, Inc	DBCV 3.938%10/1	29355XAB3	 42,317 	 39,137,000 	Sole
Epicor Software Corp	NOTE 2.375% 5/1	29426LAA6	 369 		 410,000 	Sole
Exterran Holdings Inc	NOTE 4.250% 6/1	30225XAA1	 61,056 	 49,215,000 	Sole
FTI Consulting	        NOTE 3.750% 7/1	302941AB5	 2,116 		 1,550,000 	Sole
Thermo Fisher Scien	NOTE 3.250% 3/0	338032AX3	 17,551 	 13,025,000 	Sole
Global Crossing Ltd	NOTE 5.000% 5/1	37932JAA1	 12,050 	 12,027,000 	Sole
GMX Resources Inc	NOTE 5.000% 2/0	38011MAB4	 14,909 	 18,350,000 	Sole
Great Atlantic & Pac	NOTE 6.750%12/1	390064AK9	 17,963 	 20,500,000 	Sole
Wilson Greatbatch Tech	SDCV 2.250% 6/1	39153LAB2	 899 		 1,000,000 	Sole
Greenbrier Companies	NOTE 2.375% 5/1	393657AD3	 4,570 		 5,708,000 	Sole
Hasbro	                DBCV 2.750%12/0	418056AN7	 362 		 205,000 	Sole
Headwaters Incorporated	NOTE 2.500% 2/0	42210PAD4	 17,143 	 23,050,000 	Sole
Hertz Global Holdings	NOTE 5.250% 6/0	42805TAA3	 1,057 		 750,000 	Sole
Horizon Lines Inc	NOTE 4.250% 8/1	44044KAB7	 18,629 	 21,050,000 	Sole
iStar Financial 	FRNT 10/0	45031UBF7	 3,020 		 4,000,000 	Sole
Illumina Inc	        NOTE 0.625% 2/1	452327AB5	 2,897 		 1,600,000 	Sole
Ingersoll-Rand Company  NOTE 4.500% 4/1	45687AAD4	 1,994 		 1,000,000 	Sole
Intel Corp	        SDCV 2.950%12/1	458140AD2	 69,241 	 70,385,000 	Sole
Interpublic Group	NOTE 4.250% 3/1	460690BA7	 6,945 		 6,650,000 	Sole
Interpublic Group	NOTE 4.750% 3/1	460690BE9	 25,145 	 23,610,000 	Sole
Invacare Corp	        SDCV 4.125% 2/0	461203AD3	 2,445 		 2,048,000 	Sole
Life Technologies	NOTE 2.000% 8/0	46185RAJ9	 2,148 		 1,400,000 	Sole
Life Technologies	NOTE 1.500% 2/1	46185RAK6	 32,483 	 27,412,000 	Sole
Life Technologies	NOTE 3.250% 6/1	46185RAM2	 2,984 		 2,502,000 	Sole
Janus Capital Group Inc	NOTE 3.250% 7/1	47102XAG0	 33,318 	 26,106,000 	Sole
Jazz Technologies Inc	NOTE 8.000%12/3	47214EAA0	 34,595 	 36,036,000 	Sole
Jefferies Group, Inc	DBCV 3.875%11/0	472319AG7	 22,603 	 22,630,000 	Sole
L-1 Identity Solutionsc	NOTE 3.750% 5/1	50212AAB2	 4,673 		 4,945,000 	Sole
L-3 Communications Hld	DEBT 3.000% 8/0	502413AW7	 31,307 	 29,781,000 	Sole
Level 3 Communications	NOTE 3.500% 6/1	52729NBK5	 14,239 	 15,455,000 	Sole
Level 3 Communications	NOTE 7.000% 3/1	52729NBP4	 53,828 	 44,950,000 	Sole
Liberty Media 	        DEB 3.500% 1/1	530715AN1	 60,198 	 122,373,000 	Sole
Liberty Media 	        DEB 3.250% 3/1	530715AR2	 93,802 	 149,081,000 	Sole
Liberty Media 	        DEB 3.125% 3/3	530718AF2	 90,756 	 85,017,000 	Sole
LifePoint Hospitals	NOTE 3.500% 5/1	53219LAH2	 1,232 		 1,229,000 	Sole
Lifetime Brands, Inc	NOTE 4.750% 7/1	53222QAB9	 33,553 	 35,600,000 	Sole
Live Nation Inc	        NOTE 2.875% 7/1	538034AB5	 2,834 		 3,225,000 	Sole
McMoRan Exploration	NOTE 5.250%10/0	582411AE4	 340 		 304,000 	Sole
Medtronic, Inc 	        NOTE 1.500% 4/1	585055AL0	 2,211 		 2,170,000 	Sole
Medtronic, Inc  	NOTE 1.625% 4/1	585055AM8	 158,452 	 149,483,000 	Sole
Micron Technology, Inc	NOTE 1.875% 6/0	595112AH6	 21,297 	 22,300,000 	Sole
Millipore Corp	        NOTE 3.750% 6/0	601073AD1	 1,838 		 1,467,000 	Sole
Molson Coors Brew Co	NOTE 2.500% 7/3	60871RAA8	 90,588 	 83,361,000 	Sole
Mylan, Inc	        NOTE 1.250% 3/1	628530AG2	 11,262 	 10,100,000 	Sole
Mylan, Inc 		NOTE 1.250% 3/1 628530AH0	 2,411 		 1,330,000 	Sole
Nash Finch Company	FRNT 1.631% 3/1	631158AD4	 1,024 		 2,298,000 	Sole
PNC Financial Serv Grp	NOTE 4.000% 2/0	635405AW3	 255 		 250,000 	Sole
Navistar Intl	        NOTE 3.000%10/1	63934EAL2	 7,134 		 6,410,000 	Sole
NetApp, Inc	        NOTE 1.750% 6/0	64110DAB0	 1,604 		 1,364,000 	Sole
Newell Rubbermaid Inc	NOTE 5.500% 3/1	651229AH9	 1,691 		 900,000 	Sole
Newmont Mining Corp     NOTE 1.250% 7/1	651639AH9	 127,879 	 99,416,000 	Sole
Newmont Mining Corp 	NOTE 1.625% 7/1	651639AJ5	 206 		 160,000 	Sole
Old Republic Inter Corp	NOTE 8.000% 5/1	680223AF1	 32,841 	 26,183,000 	Sole
Omnicare, Inc	        DBCV 3.250%12/1	681904AL2	 423 		 500,000 	Sole
Omnicom Group	        NOTE 7/0	681919AT3	 26,840 	 26,906,000 	Sole
Omnicom Group	        NOTE 7/3	681919AV8	 15,423 	 15,500,000 	Sole
Onyx Pharmaceutical	NOTE 4.000% 8/1	683399AB5	 733 		 680,000 	Sole
Pixelworks	        SDCV 1.750% 5/1	72581MAB3	 7,343 		 7,750,000 	Sole
Playboy Enterprises	NOTE 3.000% 3/1	728117AB8	 12,654 	 14,629,000 	Sole
Powerwave Tech	        NOTE 3.875%10/0	739363AF6	 11,523 	 16,345,000 	Sole
ProLogis	        NOTE 2.250% 4/0	743410AQ5	 39 		 40,000 	Sole
ProLogis	        NOTE 2.625% 5/1	743410AS1	 14,864 	 15,750,000 	Sole
ProLogis 	        NOTE 3.250% 3/1	743410AY8	 40,391 	 40,115,000 	Sole
Providence Service Corp	NOTE 6.500% 5/1	743815AB8	 12,325 	 14,500,000 	Sole
Quanta Services, Inc	NOTE 3.750% 4/3	74762EAE2	 58,891 	 57,455,000 	Sole
Rayonier Inc	        NOTE 3.750%10/1	75508AAB2	 35,662 	 32,661,000 	Sole
Rite Aid Corp	        NOTE 8.500% 5/1	767754BU7	 3,130 		 3,069,000 	Sole
School Specialty Inc	NOTE 3.750% 8/0	807863AE5	 3,098 		 3,100,000 	Sole
School Specialty, Inc	SDCV 3.750%11/3	807863AL9	 1,893 		 2,000,000 	Sole
Sirius XM Radio Inc	NOTE 3.250%10/1	82966UAD5	 13,014 	 13,573,000 	Sole
Sotheby's	        NOTE 3.125% 6/1	835898AC1	 6,278 		 5,580,000 	Sole
Spartan Stores, Inc	NOTE 3.375% 5/1	846822AE4	 1,776 		 2,055,000 	Sole
Steel Dynamics, Inc	NOTE 5.125% 6/1	858119AP5	 3,431 		 2,775,000 	Sole
Sterlite Industries Ltd	NOTE 4.000%10/3	859737AB4	 81,848 	 77,215,000 	Sole
Stewart Enterprises	NOTE 3.375% 7/1	860370AK1	 4,945 		 5,733,000 	Sole
Symantec Corporation	NOTE 1.000% 6/1	871503AF5	 72,574 	 68,065,000 	Sole
Tech Data Corporation	DBCV 2.750%12/1	878237AE6	 4,306 		 4,111,000 	Sole
Teradyne, Inc	        NOTE 4.500% 3/1	880770AE2	 2,166 		 1,000,000 	Sole
Terex Corp	        NOTE 4.000% 6/0	880779AV5	 1,558 		 1,000,000 	Sole
Teva Pharm              NOTE 1.750% 2/0	88165FAA0	 1,738 		 1,345,000 	Sole
3M Co	                NOTE 11/2	88579YAB7	 110,661 	 121,522,000 	Sole
Time Warner Telecom Inc	DBCV 2.375% 4/0	887319AC5	 2,216 		 1,947,000 	Sole
Transocean Inc  	NOTE 1.625%12/1	893830AU3	 368 		 370,000 	Sole
Transocean Inc  	NOTE 1.500%12/1	893830AV1	 27,571 	 28,255,000 	Sole
Transocean Inc  	NOTE 1.500%12/1	893830AW9	 3,951 		 4,135,000 	Sole
Trico Marine Services	NOTE 3.000% 1/1	896106AQ4	 3,602 		 9,800,000 	Sole
Trico Marine Services	DBCV 8.125% 2/0	896106AW1	 6,685 		 9,550,000 	Sole
UAL Corporation	        NOTE 6.000%10/1	902549AJ3	 2,412 		 1,000,000 	Sole
USEC Inc	        NOTE 3.000%10/0	90333EAC2	 3,632 		 4,500,000 	Sole
US Airways Group, Inc	NOTE 7.000% 9/3	90341WAB4	 33,163 	 33,330,000 	Sole
United States Steel 	NOTE 4.000% 5/1	912909AE8	 2,624 		 1,250,000 	Sole
VeriFone Holdings, Inc	NOTE 1.375% 6/1	92342YAB5	 6,449 		 7,010,000 	Sole
Virgin Media Inc	NOTE 6.500%11/1	92769LAB7	 19,188 	 15,600,000 	Sole
WCI Communities	        NOTE 4.000% 8/1	92923CAK0	 79 		 15,826,000 	Sole
Wesco International	DBCV 6.000% 9/1	95082PAH8	 8,434 		 5,784,000 	Sole
Western Refining, Inc	NOTE 5.750% 6/1	959319AC8	 21,452 	 26,525,000 	Sole
Wyndham Worldwide Corp	NOTE 3.500% 5/0	98310WAC2	 2,565 		 1,250,000 	Sole
			                              3,764,118